Fair Value of Financial Instruments (Schedule of Change in Fair Value of the Level III Stock Warrants Liability) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of stock warrant liability, beginning	$ 122,590	$ 92,150
Change in fair value during the period	7,263	30,440
Cashless exercises during the period	$ 323,021
Fair value of stock warrant liability, ending		$ 122,590